Stockholders' equity	12 Months Ended
Dec. 31, 2025
Stockholders' equity [Abstract]
Stockholders' equity
15	Stockholders’ equity

Capital stock

As of December 31, 2025, and 2024, the Company’s capital stock is comprised of 174,553,127 shares outstanding, registered, without par value, and with voting rights, in both years, which may be held by Mexican nationals, investors, or companies that include in their bylaws the exclusion of foreigners’ clause.

At the General Extraordinary Stockholders’ Meeting held on March 16, 2023, the Company’s stockholders agreed to increase capital stock in the amount of $151,978 through the issuance of up to 72,370,286 common, nominative shares, without par value, representing the capital stock of Grupo TMM. This capital increase was authorized by the CNBV through official letter number 153/5296/2023 dated June 27, 2023 and subscribed in full by the stockholders in October 2023.
Legal reserve

According to the General Law on Mercantil Corporations, a minimum of 5% of net profits for the year must be separated to constitute the legal reserve, until its amount reaches 20% of the capital stock at par value.

As of December 31, 2025 and 2024, the legal reserve amounts to $216,948, which is presented in the item line ‘Other capital components’ and is part of the stockholders’ equity.

Net tax profit account (CUFIN)

As of December 31, 2025, and 2024, the restated balance of the Net Taxable Income Account (CUFIN for its acronym in Spanish) of the parent Company amounts to $4,878,300 and $4,704,696, respectively, which was generated up to December 31, 2013, and thereafter no new balances have been generated in this account.

The distribution of dividends or profits to shareholders that come from the balance of the CUFIN, generated until December 31, 2013, will not generate income tax until such balance is exhausted. Dividends paid to individuals and corporations resident abroad, on profits generated as of January 1, 2014, are subject to a 10% tax, which is considered a final payment.

Dividends not drawn from the CUFIN, in addition to the above, will continue to be subject to income tax, paid by the entity, based on the general rate set by law, which is definitive and may be credited against the income tax for this and the next two years. The balance in these accounts is susceptible to adjustment to the distribution date using the Mexican Consumers’ Price Index (INPC for its acronym in Spanish).

Capital decreases

As of December 31, 2025, and 2024, the current balance in the Capital Contribution Account (CUCA for its acronym in Spanish) is $6,719,140 and $6,433,442, respectively. In the event of capital reimbursement or decreases in favor of stockholders, the surplus for said reimbursement on this amount will be treated as distributed earnings.

In the event the equity capital exceeds the balance in the CUCA, the difference will be considered a dividend or distributed earnings subject to the payment of income tax. If the earnings in reference come from the CUFIN, there will be no corporate tax due to the capital decrease or reimbursement. Otherwise, these will be treated as dividends or distributed earnings.

Other components of equity

Details of other components of equity as of December 31, 2025 and 2024, are as follows:

	Legal reserve	Actuarial gain and losses	Additional paid-in capital	Translation result	Revaluation surplus	Total
Balance as of December 31, 2023	$216,948	$(64,816)	$77,106	$(247,668)	$724,281	$705,851
Defined benefit plan	-	4,551	-	-	-	4,551
Revaluation surplus	-	-	-	-	22,974	22,974
Reclassification from disposal of properties and depreciation	-	-	-	-	(28,030)	(28,030)
Total before taxes	-	4,551	-	-	(5,056)	(505)

Tax expense	-	(1,365)	-	-	(6,892)	(8,257)
Total net of taxes	-	3,186	-	-	(11,948)	(8,762)
Balance as of December 31, 2024	$216,948	$(61,630)	$77,106	$(247,668)	$712,333	$697,089

Defined benefit plan	-	52	-	-	-	52
Reclassification from disposal of properties and depreciation	-	-	-	-	(27,567)	(27,567)
Total before taxes	-	52	-	-	(27,567)	(27,515)

Tax expense	-	(15)	-	-	-	(15)
Total net of taxes	-	37	-	-	(27,567)	(27,530)
Balance as of December 31, 2025	$216,948	$(61,593)	$77,106	$(247,668)	$684,766	$669,559